CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2011
Stockholders' Equity
Preferred stock, par value (in dollars per share)	$ 0.01
Preferred stock, shares authorized (in shares)	10,000,000
Preferred stock, shares outstanding (in shares)	0
Class P [Member]
Stockholders' Equity
Common stock, par value (in dollars per share)	$ 0.01
Common stock, shares authorized (in shares)	2,000,000,000
Common stock, shares issued (in shares)	110,898,898
Common stock, shares outstanding	110,898,898
Class A [Member]
Stockholders' Equity
Common stock, par value (in dollars per share)	$ 0.01
Common stock, shares authorized (in shares)	707,000,000
Common stock, shares issued (in shares)	596,102,672
Common stock, shares outstanding	596,102,672
Class B [Member]
Stockholders' Equity
Common stock, par value (in dollars per share)	$ 0.01
Common stock, shares authorized (in shares)	100,000,000
Common stock, shares issued (in shares)	100,000,000
Common stock, shares outstanding	100,000,000
Class C [Member]
Stockholders' Equity
Common stock, par value (in dollars per share)	$ 0.01
Common stock, shares authorized (in shares)	2,462,927
Common stock, shares issued (in shares)	2,462,927
Common stock, shares outstanding	2,462,927